Significant Accounting Policies (Details) - Schedule of Depreciation Rates Used for Each Class of Depreciable Assets	12 Months Ended
Dec. 31, 2023
Leasehold Improvements [Member]
Significant Accounting Policies (Details) - Schedule of Depreciation Rates Used for Each Class of Depreciable Assets [Line Items]
Plant and equipment, gross	5 years
Office Furniture and Equipment [Member] | Bottom of Range [Member]
Significant Accounting Policies (Details) - Schedule of Depreciation Rates Used for Each Class of Depreciable Assets [Line Items]
Plant and equipment, gross	5 years
Office Furniture and Equipment [Member] | Top of Range [Member]
Significant Accounting Policies (Details) - Schedule of Depreciation Rates Used for Each Class of Depreciable Assets [Line Items]
Plant and equipment, gross	12 years
Machinery [Member] | Bottom of Range [Member]
Significant Accounting Policies (Details) - Schedule of Depreciation Rates Used for Each Class of Depreciable Assets [Line Items]
Plant and equipment, gross	5 years
Machinery [Member] | Top of Range [Member]
Significant Accounting Policies (Details) - Schedule of Depreciation Rates Used for Each Class of Depreciable Assets [Line Items]
Plant and equipment, gross	12 years